Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

Note 2 - Revenue

Accounting policies

Revenue comprises license payments, milestone payments, royalty income and sale of goods. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Milestone payments related to the collaborative research agreements with commercial partners are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as having a single performance obligation.

Revenue is recognized based on the percentage of completion of the R&D services, which is estimated based on the expenses incurred during that period. Zealand applies the output based method (budget cost) when determining the timing of satisfaction of performance obligations as the development services are performed by an indeterminate number of acts over the development timeline and accordingly, time elapsed and budget costs as an output measure is considered to be the unit which most appropriately depicts the transfer of control of services to Alexion In total.

Trade receivables are recognised as services delivered are invoiced to the customer and are not adjusted for any financing components as credit terms are short - typically between 14 to 60 days - and the financing component therefore insignificant. Where services delivered have yet to be invoiced and invoices on services received from vendors have still to be received, contract assets and accrued cost of services are recognised at the reporting date.

Revenue from sale of goods

Revenue from sale of goods is recognized at a point in time when control of the goods are transferred to the customer and recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale.

In order to prepare the consolidated financial statements, the company is required to make estimates regarding the amounts earned or to be claimed on the related product sales, including the following:

•	Managed care and Medicare rebates, which are based on the estimated end user pay or mix and related contractual rebates;
•	distribution fees, prompt pay discounts and other discounts, which are recorded based on specified payment terms, and which vary by customer and other incentive programs; and
•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a company-subsidized card program and other incentive programs.

Zealand believes rebates and co-pay card redemptions related to sales in the U.S. are complex in nature and establishing appropriate provisions requires assessment of multiple factors as well as significant judgement and estimation by management as not all conditions are known at the time of sale.

The Group has concluded that it is the principal in this revenue arrangements since it controls the goods before transferring them to the customer.

Return Reserve

We record allowances for product returns as a reduction of revenue at the time product sales are recorded. Several factors are considered in determining whether an allowance for product returns is required, including the customers' return rights and our historical experience with returns and the amount of product sales in the distribution channel not consumed by patients and subject to return. Management replies on historical return rates to estimate returns. In the future, as any of these factors and/or the history of product returns change, adjustments to the allowance for product returns will be reflected

Revenue from Alexion

In 2020, we recognized DKK 42.9 million (2019: 37.4 million) as income from the license, research and development agreement signed in March 2019 reflecting the progress on the lead project. Under the agreement DKK 97.8 million is accounted for as deferred revenue at December 31, 2020.

In 2019,  DKK 0.6 million of other revenue is recognized related to other projects with Alexion. No revenue was recognized in 2018.

Revenue from Sanofi

No revenue was recognized in 2020 or 2019.In 2018, we recognized DKK 24.9 million as royalty income, reflecting milestones related to sales of Lyxumia® of EUR 9.5 million and sales of Soliqua® 100/33 of EUR 23.8 million. No milestone revenue was received.

Revenue from Boehringer Ingelheim (BI)

In 2020, we recognized DKK 149.1 million as income from milestone payments from BI related to the initiation of the Phase 2 trial for the long-acting GLP-1/glucagon.

No revenue was recognized from BI in 2019 or 2018, as no milestone event was achieved.

Revenue from sale of goods

In 2020, we recognized DKK 161.3 million as net sales from goods sold generated from our V-Go product. The rights to the V-Go product was acquired on April 2, 2020 as part of the business combination described in note 29. Thus Revenue from sale of the V-Go product recognized in 2020 solely relates to the period April 2 - December 31.

Revenue from other agreements

In 2020, we recognized zero revenue from other agreements.

In 2018 and 2019, we recognized DKK 9.8 million and DKK 3.3 million, respectively, in revenues from a milestone payment and license option payments, respectively, from undisclosed counterparties relating to two Material Transfer Agreements.

In 2018, we recognized DKK 3.3 million in revenue from milestone payments from Protagonist Therapeutics in connection with the start of Phase 2 with the novel hepcidin mimetic PTG-300.

Zealand is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any of the product candidates or geographical markets and no segment information is currently disclosed in the internal reporting.

Information about Geographical Areas

Net revenue in Germany comprise DKK 149.1 million in milestone revenue whereas net sales in US comprise DKK 204.2 million including license revenues and sale of goods. No other country accounts for more than 10% of the net total sales. In 2020 we had 3 significant customers with revenue from sale of goods. Customer A, amounted to DKK 60.6 million (2019: DKK 0 million), Customer B amounted to DKK 48.4 million (2019: DKK 0 million) and Customer C DKK 37.7 million (2019: DKK 0 million).

Of the Company's non-current assets, which comprise intangible assets, property, plant and equipment, right-of-use assets and prepayments, DKK 184.0 million is located in Denmark and DKK 71.1 million in US.

Recognized revenue can be specified as follows for all agreements:

DKK thousand	2020	2019	2018
Boehringer Ingelheim International GmbH	149,120	0	0
Alexion Pharmaceuticals Inc.	42,881	38,021	0
Undisclosed counterpart	0	3,312	9,845
Protagonist Therapeutics, Inc.	0	0	3,274
Total license and milestone revenue	192,001	41,333	13,119
Sanofi—Aventis Deutschland GmbH	0	0	24,858
Total royalty revenue	0	0	24,848
V-Go gross sales	303,658	0	0
Reductions*	(142,345)	0	0
Total revenue from sale of goods	161,313	0	0
Total revenue	353,314	41,333	37,977
Royalty revenue can be specified as follows:
Soliqua®	0	0	17,786
Lyxumia®	0	0	7,072
Total royalty revenue	0	0	24,848
Total revenue recognized over time	42,881	38,021	0
Total revenue recognized at a point in time	310,433	3,312	37,977

* Discounts and rebates are specified below and discussed further in note 25..

Sales gross-to-net reconciliation

DKK thousand	2020	2019	2018
V-Go gross sales	303,658	0	0
Customer and Contractual price reductions	(133,924)	0	0
Returns and sales reductions	(8,421)	0	0
Net sales	161,313	0	0

Accounting for the Alexion Pharmaceuticals, Inc. Agreement

In March 2019, Zealand entered into a license, research and development agreement with Alexion Pharmaceuticals, Inc. (Alexion) to develop novel therapies to treat complement mediated diseases. This agreement provided Zealand an immediate cash injection as well as further external validation of Zealand’s peptide platform.

The collaboration with Alexion is not limited to C3 but offers the potential to work on identification of peptide inhibitors to up to three additional components of the complement cascade. Zealand will have responsibility for the C3 project and other targets up to IND and Alexion will then progress the peptides into clinical development.

Under the Alexion license, research and development agreement, Zealand has received an upfront non-refundable payment of USD 25 million for the C3 program and a concurrent USD 15 million equity investment in Zealand at a premium to the market price. The agreement also provides the potential for development-related milestones of up to USD 115 million, as well as up to USD 495 million in sales-related milestones and high single- to low double-digit royalty payments. The 3 additional programs will provide further non-refundable upfront payments (USD 15 million each), development and sales milestone and royalties.

Accounting treatment

The non-refundable up-front fee was allocated to the combined license, research and development services, and is being recognized as revenue along with provision of the research and development services under the lead program. Expenses to provide the services is being recognized when incurred. Further, the premium over the market share price on the Zealand shares subscribed by Alexion, DKK 12.7 million, is attributed to the Agreement as further consideration and consequently also recognized over the period over which the R&D services are provided. , Alexion has paid USD 40 million, corresponding to DKK 262.9 million that as of December 31, 2019 has affected equity by DKK 85.6 million, deferred revenue by DKK 139.9 million, and revenue by DKK 37.4 million in 2019. Hence the cash flow from operating activities was DKK 177.3 million and the cash flow from financing activities was DKK 85.6 million.

In 2020 revenue of DKK 42.9 million was recognized.

Milestone payments, if any, will be recognized as revenue when the relevant milestones are achieved as they relate to performance obligations already satisfied at this stage. Royalty payments, if any, will be recognized along with the underlying sales.

Significant judgement applied (performance obligations and revenue recognition)

Determination of whether the license transferred and the research and development services constitute separate performance obligations, or form part a single performance obligation comprising a combined output has a significant impact on the accounting treatment. Zealand has applied significant judgment to determine whether the promised services are distinct and concluded that Alexion cannot benefit from the license alone. It is Zealand assessment that the R&D services under this agreement requires specific Zealand know-how and expertise which cannot be easily identified or sourced externally. Therefore, Alexion would not in the absence of the contractual provisions have had the practical ability to engage a third-party R&D service provider to provide the agreed R&D services.

Judgments and estimates in respect of output is made when entering the agreement and is based on research and development budgets and plans. The planned service periods (output) and budget costs for the respective research and development projects are assessed on an ongoing basis. If the expected service period is changed significantly, this will require a reassessment.

All Zealand's revenue-generating transactions have been subject to such evaluation by management.

As the nature of the collaboration with Alexion may affect the accounting treatment of the agreement, Zealand has considered whether the agreement takes the form of a collaborative partnership with Alexion rather than a customer-vendor agreement. After consideration of all facts and circumstances, Zealand has assessed that the agreement takes the form of a customer-vendor relationship. Accordingly, the agreement is treated under the guidelines of IFRS 15 Revenue from Contracts with Customers.

As any additional programs are optional and paid for separately, they are not considered part of the initial agreement. It has been considered whether the options for additional components represent a material right and, thus, a separate performance obligation under the initial agreement to which a portion of the initial upfront payment should be allocated. Zealand has determined that the probability of exercising the option is low and in combination with the fact that the development is significantly less advanced than the lead target, we have determined that the options do not represent a material right.

Accounting for the Sanofi License Agreement

In 2003, Zealand entered into a license agreement with Sanofi (the Sanofi License Agreement), pursuant to which Zealand granted Sanofi exclusive rights to its patents, know-how and other intellectual property relating to lixisenatide, for all fields. Pursuant to the Sanofi License Agreement, which has been amended over the years, Sanofi assumed responsibility for the further development, manufacturing and marketing of lixisenatide, and we cannot research or develop lixisenatide while the Sanofi License Agreement remains in effect.

Under the Sanofi License Agreement, Zealand were eligible to receive remaining milestone payments relating to commercialized products of up to USD 100 million, contingent on the achievement of certain sales levels, as well as royalties on global sales of such products. Royalties correspond to tiered, low-double-digit percentages of Sanofi’s global net sales of lixisenatide (branded as AdlyxinR in the U.S. and as LyxumiaR in the EU and in other countries) plus a 10% royalty on global net sales of a combination of lixisenatide and insulin glargine 100 units/ml (LantusR) marketed under the brand name SoliquaR 100/33 in the U.S. and as SuliquaR in the EU. In 2016, Sanofi challenged the validity of certain patents owned by a competitor, AstraZeneca (and its affiliates), in both administrative and court proceedings in the U.S. and in certain other countries, and AstraZeneca brought counterclaims in the U.S. proceedings asserting that products containing lixisenatide infringe its patents. Sanofi and AstraZeneca subsequently agreed to settle all claims and counterclaims between them in various proceedings relating to lixisenatide.

Our financial obligations related to this now-resolved intellectual property dispute could reduce our net revenue from the original commercial milestone payments from Sanofi relating to Soliqua R 100/33/SuliquaR. The amount and timing of any such reductions of future revenue are not currently known, but they will not exceed USD 15 million in total.

Zealand pays Alkermes plc 13% of all payments received on lixisenatide while lixisenatide is subject to a commercialization agreement such as the Sanofi License Agreement. Zealand also pay one of the inventors of the Structure Induced Probe (SIP) technology employed in lixisensatide a 0.5% royalty on amounts received in connection with drug candidates that, like lixisenatide, are produced using the SIP technology.

Milestone payments have been recognized as revenue when the relevant milestones are achieved.

All future royalties and all but up to USD 15 million of future milestone payments relating to the Sanofi License Agreement were sold to Royalty Pharma in September 2018. Refer to note 7.

Accounting for the Boehringer Ingelheim License Agreements

In 2011, Zealand entered into a license, research and development collaboration agreement with Boehringer Ingelheim International GmbH (BI) to advance novel GLP-1/glucagon dual-acting peptide receptor agonists (GGDAs) for the treatment of patients with type 2 diabetes and obesity. Under the terms of the 2011 BI License Agreement, BI paid a fixed amount per full-time employee and other costs related to all research, development and commercialization in respect of the compounds covered by the agreement.

Zealand is eligible to receive license and milestone payments of up to EUR 386 million, of which EUR 345 million was outstanding at December 31, 2020, related to the achievement of pre-specified development, regulatory and commercial milestones for the lead product. We are also eligible to receive tiered royalties ranging from high single-digit to low double-digit percentages on BI’s sales of all products stemming from this collaboration. In addition, we retain copromotion rights in Scandinavia.

In 2014, Zealand entered into a second global license, research and development collaboration agreement with BI (the 2014 BI License Agreement). This agreement pertained to a collaboration on a specific therapeutic peptide project from our portfolio of preclinical programs for a period of up to four and a half years, with the aim of developing novel drugs to improve the treatment of patients with cardiometabolic diseases. In 2015, BI selected a novel peptide therapeutic to be advanced into preclinical development under this agreement.

No product candidates out licensed to BI are currently marketed, and accordingly we have not received any royalty payments to date under our licensing agreements with BI.

Milestone payments are recognized as revenue when the relevant milestones are achieved.

Accounting for other license agreements

In 2019, Zealand recognized revenue related to a Material Transfer Agreement with an undisclosed counterpart. The revenue related to a license option has been recognized in the period in which the services were rendered.

In 2018, Zealand entered into a material transfer agreement with an undisclosed counterpart. A milestone payment was recognized as revenue, when the relevant milestone was achieved. Such Material Transfer agreement related to the delivery of an existing material to the undisclosed third party. No remaining performance obligations exist related to such agreement.

Milestone payments are recognized as revenue when the relevant milestones are achieved.